Taxes (Details 3)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 27,743	¥ 195,000	¥ 115,104
Income taxes payable			5,922
Other taxes payable	4,846	34,059	26,571
Totals	$ 32,589	¥ 229,059	¥ 147,597